Other non-current assets (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherNoncurrentLiabilitiesExplanatoryLineItems [Line Items]
Current receivables from sale of properties	€ 118	€ 222
Long term portion of receivable from sale of properties	€ 111	133
Ownership Percentage In Project	10.00%
Other non current assets, other assets	€ 574	464
Deferred Cost [Member]
DisclosureOfOtherNoncurrentLiabilitiesExplanatoryLineItems [Line Items]
Other non current assets, other assets	56	€ 113
Deferred Cost [Member] | Nigeria [Member]
DisclosureOfOtherNoncurrentLiabilitiesExplanatoryLineItems [Line Items]
Impairment loss	44
Accumulated provisions for impairments	€ 125